UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2011


Check here if Amendment [X]; Amendment Number: 2
  This Amendment (Check only one.):   [X] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WestEnd Capital Management, LLC.
Address:  201 Saint Charles Avenue, Suite 4312
          New Orleans, LA 70170

Form 13F File Number: 028-11430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Chrissy Hardy
Title:  Chief Compliance Officer
Phone:  (415) 856-0426


Signature, Place, and Date of Signing:

  /s/ Chrissy Hardy      New Orleans, Lousiana      05/29/2012

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Included Managers:

Form 13F File Number      Name

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:         0


Form 13F Information Table Entry Total:    48


Form 13F Information Table Value Total:    $157,915 (thousands)


List of Other Included Managers:           None

                         Form 13F-HR Information Table

                           TITLE OF                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER               CLASS            CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------               -----            -----      --------  -------  ---  ----  ----------  --------  ----    ------  ----
AMERICAN CAPITAL
  AGENCY CORP.             COM               02503X105      467      15300  SH            Sole
APPLE COMPUTER, INC.       COM               037833100     4189      12480  SH   PUT      Sole
BAIDU COM  ADR             SPON ADR REP A    056752108    63169     450785  SH            Sole
BOEING CO                  COM               097023105     1107  14979.144  SH            Sole
CARDINAL FINANCIAL
  CORP                     COM               14149F109      148      13556  SH            Sole
CHANGYOU COM LTD
  ADR F SPONSORED ADR      ADS REP CL A      15911M107     1969      44710  SH            Sole
CHESAPEAKE ENERGY
  CORPORATION              COM               165167107     1619  54535.889  SH            Sole
CHINA LODGING GROUP
  ADRF                     SPONSORED ADR     16949N109      359      20150  SH            Sole
CHINA UNICOM LTD           SPONSORED ADR     16945R104      302      14800  SH            Sole
CLIFFS NATURAL
  RESOURCES INC            COM               18683K101     9117  98620.427  SH            Sole
COCA COLA CO               COM               191216100      256   3777.816  SH            Sole
COMCAST CORP CL A          CL A              20030N101      289  11410.201  SH            Sole
CONOCOPHILLIPS             COM               20825C104      968  12873.049  SH            Sole
CTRIP.COM INTL LTD         AMERICAN
                           DEP SHS           22943F100      368       8545  SH            Sole
DEMAND MEDIA INC           COM               24802N109     2960     218460  SH            Sole
DEVON ENERGY CORP          COM               25179M103     1685  21386.603  SH            Sole
E HOUSE CHINA HLDGS LTD    ADR               26852W103      506  51566.295  SH            Sole
E M C CORP                 COM               268648102      280      10150  SH            Sole
EXPRESS SCRIPTS INC        COM               302182100      216       4000  SH            Sole
EXXON MOBIL CORP           COM               30231G102     1268      15584  SH            Sole
GENERAL ELECTRIC CO        COM               369604103      345      18137  SH            Sole
HOME INNS & HOTELS
  MGMT INC SPONSORED       SPON ADR          43713W107     3145      82665  SH            Sole
INGERSOLL RAND CO
  LTD SHS A                SHS               G47791101      341       7500  SH            Sole
INTREPID POTASH            COM               46121Y102     2139      65805  SH            Sole
JOHNSON & JOHNSON          COM               478160104      587       8819  SH            Sole
LONGTOP FINANCIAL
  TECHNOLOGIES LTD
  ADR EACH REPR 1 ORD SH   ADR               54318P108      248      16000  SH            Sole
MAKEMYTRIP LIMITED F       SHS               V5633W109     2914     118940  SH            Sole
MAXLINEAR INC CL A         CL A              57776J100      255      29463  SH            Sole
MCDERMOTT INTL INC         COM               580037109      943      47622  SH            Sole
MELCO PBL ENTMNT LTD       ADR               585464100     5269     412600  SH            Sole
MERCK & CO INC             COM               58933Y105      258       7235  SH            Sole
MONSANTO CO                COM               61166W101     3047      42000  SH            Sole
MOSAIC CO                  COM               61945C103     5797  85589.425  SH            Sole
OREXIGEN THERAPEUTICS INC  COM               686164104       16      10000  SH            Sole
PERFUMANIA HLDGS INCCOM    COM NEW           71376C100    12393     804744  SH            Sole
PETROLEO BRASILEIRO SA
   PETROBRAS               SPONSORED ADR     71654V408      547      16155  SH            Sole
POTASH CORP SASK INC       COM               73755L107     1989  34897.405  SH            Sole
REGIONS FINANCIAL
  CORP NEW                 COM               7591EP100      106      17134  SH            Sole
RICKS CABARET INTL INC     COM NEW           765641303      734      86995  SH            Sole
SINA CORPORATION           ORD               G81477104    10467     100545  SH            Sole
SOUFUN HOLDINGS
  LIMITED                  ADR               836034108     7778     376470  SH            Sole
STONE ENERGY CORP          COM               861642106      617      20300  SH            Sole
SYNTEL INC                 COM               87162H103      207       3500  SH            Sole
VALEANT PHARMACEUTICALS    COM               91911K102      324       6232  SH            Sole
VARIAN MED SYS INC         COM               92220P105      251       3580  SH            Sole
VMWARE INC CL A CLASS A    CL A COM          928563402      812       8100  SH            Sole
WALT DISNEY CO             COM DISNEY        254687106      822  21068.131  SH            Sole
YOUKU COM INC              SPONSORED ADR     98742U100     4322     125825  SH            Sole